Loans, borrowings, leases, cash and cash equivalents and short-term investments - Annual minimum payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 1,942
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	229
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	205
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	191
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	145
2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	1,172
Ports [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 950
Ports [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	3.00%
Ports [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	20 years
Discount rate	5.00%
Ports [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 66
Ports [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	66
Ports [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	65
Ports [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	53
Ports [Member] | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	700
Ships [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 527
Ships [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	2 years
Discount rate	3.00%
Ships [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	10 years
Discount rate	4.00%
Ships [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 62
Ships [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	60
Ships [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	59
Ships [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	54
Ships [member] | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	292
Pellets plants
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 255
Pellets plants | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Pellets plants | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	10 years
Discount rate	5.00%
Pellets plants | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 53
Pellets plants | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	44
Pellets plants | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	42
Pellets plants | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	15
Pellets plants | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	101
Properties [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 121
Properties [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Properties [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	7 years
Discount rate	6.00%
Properties [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 36
Properties [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	25
Properties [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	15
Properties [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	14
Properties [Member] | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	31
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 66
Energy Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	5.00%
Energy Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	7 years
Discount rate	6.00%
Energy Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 6
Energy Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	45
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 23
Mining Equipment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Mining Equipment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	5 years
Discount rate	6.00%
Mining Equipment [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 6
Mining Equipment [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Mining Equipment [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Mining Equipment [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	4
Mining Equipment [Member] | 2027 onwards
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 3